SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible securities	$ 2,563	$ 1,802
Total financial liabilities at fair value	2,563	1,802
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible securities
Total financial liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible securities
Total financial liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible securities	2,563	1,802
Total financial liabilities at fair value	$ 2,563	$ 1,802